Bank Loans (Tables)	6 Months Ended
Sep. 30, 2020
Brokers and Dealers [Abstract]
Schedule of bank loans
	September 30, 2020	March 31, 2020

Car loans – current portion	$45,757	$43,902

	September 30, 2020	March 31, 2020

Car loans – non-current portion	$15,213	$36,511